Related Parties (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Parties (Details) [Line Items]
Service providers in amount		$ 193	$ 251
Research and development expenses		16,954	$ 14,083	$ 12,550
Eastern Europe [Member]
Related Parties (Details) [Line Items]
Cost	$ 6,288
Director [Member]
Related Parties (Details) [Line Items]
Research and development expenses		$ 717